Goodwill	12 Months Ended
Mar. 31, 2024
Disclosure of reconciliation of changes in goodwill [abstract]
Goodwill	GOODWILL

As at	March 31, 2024
	Canada	France	EPM	ERP	Data Solutions (b)	Not allocated	Total
	$	$	$	$	$	$	$
Beginning balance	78,405	136	9,592	63,867	14,393	—	166,393
Foreign currency translation adjustment	—	(1)	11	74	16	—	100
Net carrying amount	78,405	135	9,603	63,941	14,409	—	166,493

As at	March 31, 2023
	Canada	France	EPM	ERP	Data Solutions (b)	Not allocated	Total
	$	$	$	$	$	$	$
Beginning balance	77,135	128	8,852	29,005	—	30,968	146,088
Business acquisition (note 4)	1,270	—	—	—	13,696	(1,049)	13,917
Allocation (a)	—	—	—	29,919	—	(29,919)	—
Foreign currency translation adjustment	—	8	740	4,943	697	—	6,388
Net carrying amount	78,405	136	9,592	63,867	14,393	—	166,393

(a) During the year ended March 31, 2023, upon completion of the purchase price allocation, the Company allocated the goodwill from the Vitalyst Acquisition to the ERP CGU for the purpose of impairment testing.
(b) Data Solutions is the CGU that relates to the goodwill from the Datum Acquisition for the purpose of impairment testing.
The Company completed annual impairment tests as at March 31, 2024 and 2023 and concluded that no impairment occurred.
In assessing whether goodwill is impaired, the carrying amount of the CGU was compared to its recoverable amount. The recoverable amount of the CGU is based on the higher of the value in use and fair value less costs of disposal.
The recoverable amount of each CGU was determined based on the value-in-use calculations, with the exception of the ERP CGU, whose recoverable amount, for the year ended March 31, 2023, was determined based on the fair value less costs of disposal method. The value-in-use calculations covered a three-year forecast, followed by an extrapolation of future expected net operating cash flows for the remaining useful lives using the long-term growth rate determined by management. The present value of the future expected operating cash flows of each CGU is determined by applying a suitable pre-tax WACC reflecting current market assessments of the time value of money and the CGU-specific risks.
9. GOODWILL (CONT’D)
Key assumptions used in impairment testing by CGU are as follows:

As at	March 31, 2024
	Canada	France	EPM	ERP	Data Solutions
	%	%	%	%	%
Pre-tax WACC	13.8	19.4	17.7	17.8	18.9
Long-term growth rate of net operating cash flows (c)	1.8	1.4	1.9	1.9	1.9

As at	March 31, 2023
	Canada	France	EPM	ERP	Data Solutions
	%	%	%	%	%
Pre-tax WACC	14.3	20.2	18.4	N/A	19.1
Long-term growth rate of net operating cash flows (c)	1.9	1.5	1.8	N/A	1.8

(c) The long-term growth rate is based on published industry research.
Varying the key assumptions in the values of the recoverable amount calculations, individually, as indicated below, for the years ended March 31, 2024 and 2023, assuming all other variables remain constant, would result in the recoverable amounts being equal to the carrying amounts.

As at	March 31, 2024
	Incremental increase in pre-tax WACC	Incremental decrease in long-term growth rate of net operating cash flows
	Basis points	Basis points
Canada	228	296
France	444	711
EPM (d)	4,078	—
ERP	323	458
Data Solutions	285	386

(d) The recoverable amount of the EPM CGU is not sensitive to its long-term growth rate assumption.

As at	March 31, 2023
	Incremental increase in pre-tax WACC	Incremental decrease in long-term growth rate of net operating cash flows
	Basis points	Basis points
Canada	165	218
France	2,224	5,839
EPM	98	146
ERP (e)	N/A	N/A
Data Solutions	1,795	3,335

(e) Excluding the ERP CGU, whose recoverable amount, for the year ended March 31, 2023, was determined based on the fair value less costs of disposal method.
9. GOODWILL (CONT’D)
Furthermore, a decrease of 18% in the three year net operating cash flows would result in the recoverable amounts being equal to the carrying amounts for the Canada and ERP CGUs (March 31, 2023 - 13% for the Canada CGU).
Recoverable amount of the ERP CGU for the year ended March 31, 2023
For the year ended March 31, 2023, the Company determined the recoverable amount of the ERP CGU based on the fair value less costs of disposal method. The fair value of the ERP CGU was based on a multiple applied to Adjusted EBITDA (as defined in note 26), which considers financial forecasts approved by management (level 3 of the fair value hierarchy as per note 25). The key assumptions of the individual CGUs’ fair value less cost of disposal include estimated revenues, cost of revenues, SG&A expenses and other non-cash adjustments applied in the determination of forecasted Adjusted EBITDA, and an implied market multiple of 11 applied to forecasted Adjusted EBITDA. The Adjusted EBITDA multiple was obtained by using market comparables as a reference. The values assigned to the key assumptions represent management’s assessment of the future Adjusted EBITDA and were based on historical data from external and internal sources.
For the year ended March 31, 2023, the key assumptions related to ERP CGU, if changed, could have caused the carrying amount to exceed its recoverable amount. Varying the assumptions in the values of the recoverable amount calculation, individually, as indicated below, for the year ended March 31, 2023, assuming all other variables remain constant, would result in the recoverable amount being equal to the carrying amount.

	Incremental decrease in Adjusted EBITDA margin	Incremental decrease in Adjusted EBITDA multiple
	Basis points	Multiple
ERP	231	2.4